Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Tax losses (in Dollars)
Kingdom of Saudi Arabia [Member]
Income Taxes (Details) [Line Items]
Withholding tax	5.00%
Corporate income tax	20.00%
Egypt [Member]
Income Taxes (Details) [Line Items]
Withholding tax	20.00%
Corporate income tax	22.50%
Lebanon [Member]
Income Taxes (Details) [Line Items]
Withholding tax	7.50%